Employee Benefit Plans (Accumulated Benefit Obligation in Excess of Plan Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Accumulated benefit obligation	$ 7,056	$ 7,392
Fair value of plan assets	$ 5,398	$ 6,103